Federated Hermes Institutional Tax-Free Cash Trust Investment Strategy - Institutional Shares [Member] - Federated Hermes Institutional Tax-Free Cash Trust	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund invests primarily in a portfolio of high-quality, tax-exempt securities maturing in five business days or less. The Fund will invest its assets so that distributions of annual interest income are exempt from federal regular income tax. The Fund’s investment adviser (“Adviser”) also normally will invest the Fund’s assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals (AMT), such that distributions of annual interest income are also exempt from the AMT. However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT or other tax-exempt securities or there are advantageous market conditions, or if there are changes in the tax laws relating to AMT), to pursue the Fund’s investment objective, the Adviser may leave a portion of the Fund’s assets uninvested, or may invest the Fund’s assets in securities the interest from which may be subject to AMT, state and/or federal income tax. These acquisitions may occur in the ordinary course or in connection with Fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds) or another event or circumstance. The Adviser actively manages the Fund’s portfolio, seeking to limit the credit risk taken by the Fund and to select investments with appropriate risk-adjusted returns. Although the Fund is a money market fund, the net asset value (NAV) of the Fund’s shares will “float,” fluctuating with changes in the values of the Fund’s portfolio securities. Although the Fund is a floating net asset value money market fund and its share price will fluctuate, by investing in high quality securities with maturities of five business days or less, typically maintaining a weighted average portfolio maturity of approximately seven days or less, the Fund seeks to minimize the volatility of its NAV. Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds, and tax-exempt commercial paper; and (b) interests in securities of other investment companies. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). Under normal circumstances, the Fund will invest its assets so that at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in securities the income of which will be exempt from federal regular income tax. This policy may not be changed without shareholder approval. For purposes of this policy, income exempt from federal regular income tax includes income exempt from AMT.